INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 7,500,000 Units at a price of $10.00 per Unit generating gross proceeds to the Company in the amount of $75,000,000. Each Unit consists of one share of Class A common stock, one-half of one redeemable warrant (“Public Warrant”) and one right. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). Each right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination.

On February 3, 2022, the underwriters purchased an additional 1,125,000 Units pursuant to the full exercise of the over-allotment option. The Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $11,250,000.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 7,500,000 Units at a price of $10.00 per Unit generating gross proceeds to the Company in the amount of $75,000,000. Each Unit consists of one share of Class A common stock, one-half of one redeemable warrant (“Public Warrant”) and one right. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). Each right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination.

On February 3, 2022, the underwriters purchased an additional 1,125,000 Units pursuant to the full exercise of the over-allotment option. The Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $11,250,000.